Segment reporting - Bookings and management EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Revenue	$ 234,139	$ 252,780	$ 479,688	$ 434,094	$ 260,892
All other segments
Segment reporting
Segment management EBITDA	(15,311)	(9,958)
Operating segments
Segment reporting
Revenue	234,139	252,780	479,688	434,094	260,892
Segment management EBITDA	(2,930)	52,753	113,143	$ 113,349	$ 133,308
Operating segments | Nexters Global Ltd
Segment reporting
Revenue	225,463	249,313
Segment management EBITDA	12,381	65,848
Operating segments | MX Capital Ltd
Segment reporting
Segment management EBITDA		(3,137)
Operating segments | All other segments
Segment reporting
Revenue	8,676	3,467
Segment management EBITDA	$ (15,311)	$ (9,958)	$ (25,504)